Consolidated Statements of Cash Flows - CAD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Operating activities
Net income (loss) from continuing operations		$ 15,763	$ (57,083)	[1]
Adjustments for non-cash items:
Unrealized gain on changes in fair value of biological assets		(175,361)	(134,588)	[2]
Changes in fair value of inventory and biological assets sold		141,807	80,546	[1]
Depreciation of property, plant and equipment		21,952	31,874	[2]
Amortization of intangible assets		595	901	[2]
Share-based compensation		11,524	12,717	[2]
Impairment of property, plant and equipment		696	4,042	[2]
Impairment of intangible assets and goodwill		0	32,856	[2]
Net interest accrual and accretion		2,465	7,923	[2]
Interest and other income		0	(33)	[2]
Deferred tax recovery		(3,190)	(1,667)	[2]
Other gains		(607)	(29,091)	[2]
Foreign exchange gain (loss)		(11,453)	171	[2]
Deferred compensation amortization		3,805	3,807	[2]
Cash provided by (used in) operating activities from continuing operations before changes in non-cash working capital		7,996	(47,625)	[2]
Changes in non-cash working capital		10,210	(15,541)	[2]
Net cash provided by (used in) operating activities from continuing operations		18,206	(63,166)	[2]
Net cash used in operating activities from discontinued operations		(2,201)	(5,342)	[2]
Net cash provided by (used in) operating activities		16,005	(68,508)	[2]
Investing activities
Proceeds from derivative asset and marketable securities		5,488	4,993	[2]
Purchase of property, plant and equipment and intangible assets		(18,859)	(16,834)	[2]
Proceeds from disposal of property, plant and equipment and assets held for sale		2,034	12,276	[2]
Changes in restricted cash		(4,282)	2,124	[2]
Acquisition of businesses, net of cash acquired		0	(2,539)	[2]
Payment of contingent consideration		0	(3,006)	[2]
Cash used in investing activities from continuing operations		(15,619)	(2,986)	[2]
Net cash provided by (used in) investing activities from discontinued operations		1,292	(377)	[2]
Net cash used in investing activities		(14,327)	(3,363)	[2]
Financing activities
Proceeds from loans and borrowings		11,680	14,544	[2]
Repayment of loans and borrowings		(7,245)	(3,042)	[2]
Repayment of convertible debenture		0	(91,635)	[2]
Net principal payments of lease liabilities		(5,240)	(5,239)	[2]
Shares issued for cash, net of issuance costs		0	37,924	[2]
Proceeds from stock option exercise		820	0	[2]
Cash used in financing activities from continuing operations		15	(47,448)	[2]
Net cash used in financing activities from discontinued operations		(131)	(475)	[2]
Net cash used in financing activities		(116)	(47,923)	[2]
Effect of foreign exchange on cash and cash equivalents		264	297	[2]
Increase (decrease) in cash and cash equivalents		1,826	(119,497)	[2]
Cash and cash equivalents, beginning of period	[2]	136,095	255,592
Cash and cash equivalents, end of period		$ 137,921	$ 136,095	[2]

[1]	Comparative information has been adjusted due to discontinued operations see Note 8(b).
[2]	Comparative information has been adjusted due to discontinued operations see Note 8(b).